PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2017
PERSONNEL EXPENSES
PERSONNEL EXPENSES

25.  PERSONNEL EXPENSES

The breakdown of personnel expenses is as follows:

	2015	2016	2017
Salaries and related benefits	5,684	7,122	7,821
Vacation pay, incentives and other benefits	4,575	4,219	3,339
Pension benefit cost (Note 29)	443	1,068	1,700
Net periodic post-employment health care benefit cost (Note 29)	216	163	276
LSA expense (Note 30)	152	237	255
Other employee benefit cost (Note 29)	53	82	62
Other post-employment benefit cost (Note 29)	47	48	42
Early retirement program	683	628	—
Others	32	45	34
Total	11,885	13,612	13,529

Refer to Note 31 for details of related party transactions.